Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17.	COMMITMENTS AND CONTINGENCIES
Operating Leases—
In February 2019, the Company entered into a lease agreement for office space for its headquarters in Palo Alto, California. Monthly base rent began in September 2019, for a term of 90 months. In addition to its headquarters, the Company also leases office space and warehouses throughout the United States, as well as in Canada and the United Kingdom.
On an ongoing basis, the Company enters into vehicle lease agreements under Fleet Lease Agreements in the US and the U.K., with each vehicle lease having a typical term of 36 months. As part of the Fleet Lease Agreement, upon termination of each vehicle lease the lessor will sell the vehicle and determine a final settlement calculation. This calculation is represented as the difference between the sale price (or “disposal value”) plus the sum of all rental payments made throughout the lease and the initial vehicle value. If the calculation results in a surplus, the Company will receive the balance from the lessor, and if it results in a deficit, the Company will owe the balance to the lessor. However, the US Fleet Lease Agreement includes a lessor guarantee that the disposal value of each vehicle will never be less than a specific percentage of the initial value of the vehicle. This potential deficit is excluded from the straight-line rent charged to expense over the lease term unless and until it becomes probable that it will result in a deficit and deemed a residual value guarantee.
As of December 31, 2021, future annual minimum rent payments under noncancelable leases were as follows (in thousands):

Years Ending December 31,
2022	$16,765
2023	13,352
2024	10,779
2025	7,323
2026	3,410
Thereafter	187

Total minimum lease payments	$51,816

Rent expense was $16.2 million and $15.3 million for the years ended December 31, 2021 and 2020, respectively. The Company has updated the 2020 rent expense disclosure to include fleet vehicle lease expense that was previously inadvertently omitted.
Standby Letters of Credit
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As of December 31, 2021 and 2020, the Company had several letters of credit outstanding related to its operating leases and workers compensation totaling $1.7 million and $5.5 million. Collateral for all standby letters of credit are included in restricted cash in the consolidated balance sheet as of December 31, 2021 and 2020.
Security deposits to landlords totaling $3.7 million and $3.5 million are included in other noncurrent assets in the consolidated balance sheet as of December 31, 2021 and 2020.
Legal Matters
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The Company is party to certain claims in the normal course of business. While the results of these claims cannot be predicted with any certainty, the Company believes that the final outcome of these matters will not have a material adverse effect on the consolidated financial position and results of operations. The Company records a liability when it believes that it is probable that a loss will be incurred and the amount of loss or range of loss can be reasonably estimated. There were no such material matters as of December 31, 2021 and 2020.
Indemnifications
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As an element of its standard commercial terms, the Company includes an indemnification clause in its agreements with business partners, investors, lenders and contractors that includes defense and indemnification of those parties against liability and damages (including legal defense costs) awarded against those parties arising from claims of infringement of U.S. patents, copyrights, and trademarks, and misappropriation of trade secrets of third parties by the Company’s services or materials. To date, the Company has not experienced any claims related to its indemnification provisions. As of December 31, 2021 and 2020, the Company has not established an indemnification loss reserve.
To the extent permitted under Delaware law, the Company has agreements whereby certain officers and directors are indemnified for certain events or occurrences while the director or officer is or was serving in such capacity. The indemnification period covers all pertinent events and so long as such officer or director may be subject to any possible claim. However, the Company maintains director and officer insurance coverage that reduces overall exposure and enables recovery of a portion of any future amounts paid. The estimated fair value of these indemnification agreements in excess of applicable insurance coverage is considered to be immaterial as of December 31, 2021 and 2020.